Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic Net Loss Per Share	The following table sets forth the computation of net loss used to compute basic net loss per share of Class A Common Stock for the years ended December 31, 2024 and 2023.
	Year Ended December 31,
	2024	2023
Net loss attributable to Class A Common stockholders before deemed dividend	$(12,343,670)	$(5,160,561)
Deemed dividend to AleAnna Energy Class 1 Preferred Units redemption value	(155,423,177)	(53,219,200)
Income attributable to noncontrolling interests	87,511	—
Net Loss attributable to holders of Class A Common Stock	(167,766,847)	(58,379,761)

Weighted average shares of Class A Common Stock outstanding, basic and diluted	38,286,170	31,643,646
Net loss per share of Class A Common Stock, basic and diluted	$(4.38)	$(1.84)